RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
    In the normal course of operations, the partnership entered into the transactions below with related parties at exchange value. These transactions have been measured at fair value and are recognized in the financial statements.
(a)Transactions with the parent company
    As at December 31, 2020, $nil (2019: $nil) was drawn on the credit facilities under the Brookfield Credit Agreements.
    As described in Note 1(b)(iv), at the time of the spin-off, the partnership entered into a Deposit Agreement with Brookfield whereby it may place funds on deposit with Brookfield and whereby Brookfield may place funds on deposit with the partnership. The deposit balance is due on demand and bears interest at LIBOR plus 1.50%. As at December 31, 2020, the amount of the deposit from Brookfield was $300 million (2019: $4 million on deposit with Brookfield). For the year ended December 31, 2020, the partnership paid interest expense of $3 million (2019: the partnership earned interest income of $10 million, 2018: the partnership earned interest income of $12 million) on these deposits.
    As described in Note 1(b)(iv), at the time of the spin-off, the partnership entered into a Master Services Agreement with its Service Providers, which are wholly-owned subsidiaries of Brookfield. The partnership pays Brookfield a quarterly base management fee. For purposes of calculating the base management fee, the total capitalization of Brookfield Business Partners L.P. is equal to the quarterly volume-weighted average trading price of a unit on the principal stock exchange for the partnership units (based on trading volumes) multiplied by the number of units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients that are not held by the partnership, plus all outstanding third-party debt with recourse to a Service Recipient, less all cash held by such entities. The base management fee for the year ended December 31, 2020 was $63 million (2019: $59 million, 2018: $56 million).
    In its capacity as the holder of the special limited partner (“Special LP”) units of Holding LP, Brookfield is entitled to incentive distribution rights. The total incentive distribution for the year ended December 31, 2020 was $nil (2019: $nil, 2018: $278 million).
    In addition, at the time of spin-off, the partnership entered into indemnity agreements with Brookfield that relate to certain projects in certain regions that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify us for the receipt of payments relating to such projects.
    On February 5, 2020, the partnership entered into a voting agreement with a Brookfield subsidiary who had the power to direct the relevant activities of Cardone. The partnership consolidated Cardone commencing February 5, 2020. This transaction was accounted for as a common control transaction where the partnership recognized Cardone’s assets and liabilities at their carrying values. The assets, liabilities, and deficit in shareholder’s equity recognized on February 5, 2020 were $609 million, $957 million, and $348 million, respectively. The liabilities included $224 million of loans between Cardone and the partnership which eliminated upon consolidation. The partnership did not pay any consideration nor incur any expenses related to this transaction.
(b)Subsidiary recapitalization
    On May 13, 2020, as part of a debt restructuring agreement, former debtholders of Cardone agreed to participate in an equity rights offering, in exchange for extinguishment of their existing debt to Cardone. As part of this debt restructuring agreement Cardone received capital commitments of up to $180 million from some of its former debtholders. To date, the partnership has funded a portion of the $95 million it expects to contribute upon completion of the restructuring, subject to certain covenants and liquidity requirements. As a result of the recapitalization transaction, the partnership recorded a net gain of $244 million within other income (expense) in the consolidated statements of operating results.
(c)Other
    The following table summarizes other transactions the partnership has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2020	2019	2018
Transactions during the period
Revenues (1)	$612	$452	$435
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2020	December 31, 2019
Balances at end of period:
Financial assets	$—	$174
Accounts and other receivable, net	$98	$36
Accounts payable and other	$97	$242